Sterling Capital Corporate Fund

Schedule of Portfolio Investments
June 30, 2021 (Unaudited)
See accompanying Notes to the Schedule of Portfolio Investments.
Principal
Amount Fair Value
CORPORATE BONDS — 94 .8%
Aerospace & Defense — 0 .5%
$ 34,000
Raytheon Technologies Corp. , 4.125% ,
11/16/28 ....................... $ 39,152
Airlines — 0 .6%
39,000
American Airlines, Inc./AAdvantage
Loyalty IP, Ltd. , 5.500% , 4/20/26 (a) ... 41,291
7,000
United Airlines, Inc. , 4.375% , 4/15/26 (a) . 7,245
48,536
Automobiles — 2 .5%
53,000
Advance Auto Parts, Inc. , 1.750% , 10/1/27 52,497
42,000
Ford Motor Co. , 8.500% , 4/21/23 ...... 46,870
86,000
General Motors Financial Co., Inc. ,
2.750% , 6/20/25 ................. 90,581
189,948
Banks — 21 .0%
144,000
Bank of America Corp. , 3.419% , (LIBOR
USD 3-Month plus 1.04%) , 12/20/28 (b) 156,888
111,000
Capital One Financial Corp. , 3.200% ,
2/5/25 ........................ 119,338
119,000
Citigroup, Inc. , 4.412% , (SOFR plus
3.91%) , 3/31/31 (b) ............... 139,148
21,000
Citigroup, Inc. , Series U , 5.000% , (SOFR
plus 3.81%) (b) (c) ................ 21,979
179,000
Goldman Sachs Group, Inc. (The) , 3.850% ,
1/26/27 ....................... 197,323
125,000
JPMorgan Chase & Co. , 2.739% , (SOFR
plus 1.51%) , 10/15/30 (b) ........... 130,957
75,000
JPMorgan Chase & Co. , 3.797% , (LIBOR
USD 3-Month plus 0.89%) , 7/23/24 (b) . 79,905
200,000
Lloyds Banking Group PLC , 4.582% ,
12/10/25 ....................... 224,921
151,000
Morgan Stanley , MTN , 3.622% , (SOFR
plus 3.12%) , 4/1/31 (b) ............. 168,727
135,000
PNC Financial Services Group, Inc.
(The) , Series O , 6.750% , (LIBOR USD
3-Month plus 3.68%) (b) (c) ......... 135,129
72,000
Sumitomo Mitsui Financial Group, Inc. ,
3.364% , 7/12/27 ................. 79,297
60,000
Toronto-Dominion Bank (The) , 3.625% , (5
yr. Swap Semi 30/360 USD plus 2.21%) ,
9/15/31 (d) ..................... 66,512
58,000
Wells Fargo & Co. , MTN , 3.550% , 9/29/25 63,772
1,583,896
Beverages — 0 .9%
60,000
Anheuser-Busch Cos., LLC/Anheuser-
Busch InBev Worldwide, Inc. , 3.650% ,
2/1/26 ........................ 66,354
Capital Goods — 1 .4%
39,000
Imola Merger Corp. , 4.750% , 5/15/29 (a) . 40,121
60,000
Keysight Technologies, Inc. , 4.550% ,
10/30/24 ....................... 66,641
106,762
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Chemicals — 2 .5%
$ 70,000
Kraton Polymers, LLC/Kraton Polymers
Capital Corp. , 4.250% , 12/15/25 (a) ... $ 71,400
12,000
NOVA Chemicals Corp. , 4.250% ,
5/15/29 (a) ..................... 12,147
43,000
NOVA Chemicals Corp. , 5.250% , 6/1/27 (a) 46,345
54,000
Westlake Chemical Corp. , 3.600% , 8/15/26 58,879
188,771
Commercial Services & Supplies — 2 .6%
29,000
GFL Environmental, Inc. , 4.250% ,
6/1/25 (a) ...................... 30,205
51,000
IHS Markit, Ltd. , 4.000% , 3/1/26 (a) .... 56,533
36,000
Waste Connections, Inc. , 3.500% , 5/1/29 . 39,661
65,000
WPP Finance 2010 , 3.625% , 9/7/22 ..... 67,340
193,739
Diversified Financial Services — 11 .5%
150,000
AerCap Ireland Capital DAC/AerCap
Global Aviation Trust , 4.450% , 10/1/25 . 165,230
100,000
Air Lease Corp. , 3.500% , 1/15/22 ...... 101,652
97,000
Ares Finance Co., LLC , 4.000% ,
10/8/24 (a) ..................... 103,744
120,000
Avolon Holdings Funding, Ltd. , 3.625% ,
5/1/22 (a) ...................... 122,769
103,000
Goldman Sachs BDC, Inc. , 2.875% ,
1/15/26 ....................... 106,642
60,000
Jefferies Group, LLC/Jefferies Group
Capital Finance, Inc. , 4.850% , 1/15/27 . 69,857
59,000
KKR Group Finance Co. VI, LLC , 3.750% ,
7/1/29 (a) ...................... 65,926
69,000
Owl Rock Capital Corp. , 3.400% , 7/15/26 71,945
50,000
Stifel Financial Corp. , 4.000% , 5/15/30 .. 55,436
863,201
Diversified Telecommunication Services — 2 .3%
88,000
AT&T, Inc. , 2.550% , 12/1/33 (a) ........ 87,301
75,000
Verizon Communications, Inc. , 4.016% ,
12/3/29 ....................... 85,978
173,279
Electric Utilities — 2 .8%
54,000
CenterPoint Energy, Inc. , 2.950% , 3/1/30 . 56,786
90,000
Dominion Energy, Inc. , STEP , 3.071% ,
8/15/24 ....................... 95,414
55,000
Pattern Energy Operations L.P./Pattern
Energy Operations, Inc. , 4.500% ,
8/15/28 (a) ..................... 56,936
209,136
Energy Equipment & Services — 4 .8%
62,000
Energy Transfer L.P. , 4.050% , 3/15/25 ... 67,228
60,000
Genesis Energy L.P./Genesis Energy
Finance Corp. , 8.000% , 1/15/27 ...... 63,038
51,000
Hess Corp. , 7.875% , 10/1/29 .......... 69,591
59,000
Midwest Connector Capital Co., LLC ,
3.900% , 4/1/24 (a) ................ 61,697
10,000
NuStar Logistics L.P. , 5.750% , 10/1/25 .. 10,875

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Energy Equipment & Services — (continued)
$ 34,000
Renewable Energy Group, Inc. , 5.875% ,
6/1/28 (a) ...................... $ 35,592
50,000
Sabine Pass Liquefaction, LLC , 5.625% ,
3/1/25 ........................ 57,164
365,185
Entertainment — 0 .5%
15,000
Live Nation Entertainment, Inc. , 4.750% ,
10/15/27 (a) ..................... 15,563
22,000
Mattel, Inc. , 3.750% , 4/1/29 (a) ........ 22,880
38,443
Equity Real Estate Investment Trusts (REITS)
— 10 .3%
157,000
American Tower Trust , 3.652% , 3/23/28 (a) 172,095
52,000
Crown Castle International Corp. , 3.300% ,
7/1/30 ........................ 55,749
52,000
Federal Realty Investment Trust , 3.500% ,
6/1/30 ........................ 57,158
11,000
iStar, Inc. , 4.750% , 10/1/24 ........... 11,578
44,000
iStar, Inc. , 5.500% , 2/15/26 ........... 46,090
118,000
Jones Lang LaSalle, Inc. , 4.400% , 11/15/22 122,726
37,000
Ladder Capital Finance Holdings LLLP/
Ladder Capital Finance Corp. , 4.750% ,
6/15/29 (a) ..................... 37,046
112,000
Physicians Realty L.P. , 4.300% , 3/15/27 .. 126,307
52,000
Sabra Health Care L.P. , 5.125% , 8/15/26 . 58,511
64,000
Spirit Realty L.P. , 3.400% , 1/15/30 ..... 68,281
8,000
Starwood Property Trust, Inc. , 3.625% ,
7/15/26 (a) ..................... 8,060
11,000
Starwood Property Trust, Inc. , 5.500% ,
11/1/23 (a) ..................... 11,523
775,124
Food Products — 1 .3%
30,000
Albertsons Cos., Inc./Safeway, Inc./
New Albertsons L.P./Albertsons, LLC ,
3.500% , 3/15/29 (a) ............... 29,662
57,000
Smithfield Foods, Inc. , 5.200% , 4/1/29 (a) 66,410
96,072
Health Care Providers & Services — 1 .5%
39,000
Bausch Health Cos., Inc. , 5.000% ,
1/30/28 (a) ..................... 36,995
71,000
HCA, Inc. , 5.000% , 3/15/24 .......... 78,455
115,450
Hotels, Restaurants & Leisure — 1 .3%
50,000
Hilton Domestic Operating Co., Inc. ,
3.625% , 2/15/32 (a) ............... 49,375
45,000
Prime Security Services Borrower, LLC/
Prime Finance, Inc. , 6.250% , 1/15/28 (a) 47,869
97,244
Insurance — 7 .7%
160,000
Aspen Insurance Holdings, Ltd. , 4.650% ,
11/15/23 ....................... 173,935
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Insurance — (continued)
$ 81,000
Fidelity & Guaranty Life Holdings, Inc. ,
5.500% , 5/1/25 (a) ................ $ 93,293
27,000
Global Atlantic Fin Co. , 3.125% ,
6/15/31 (a) ..................... 27,181
96,000
Radian Group, Inc. , 4.875% , 3/15/27 .... 104,400
43,000
Sammons Financial Group, Inc. , 3.350% ,
4/16/31 (a) ..................... 44,305
36,000
SBL Holdings, Inc. , 5.000% , 2/18/31 (a) .. 38,816
93,000
Symetra Financial Corp. , 4.250% , 7/15/24 100,701
582,631
Internet & Direct Marketing Retail — 1 .0%
80,000
Arches Buyer, Inc. , 4.250% , 6/1/28 (a) ... 79,100
IT Services — 0 .5%
38,000
Fiserv, Inc. , 2.750% , 7/1/24 ........... 40,092
Media — 3 .5%
59,000
Charter Communications Operating, LLC/
Charter Communications Operating
Capital , 4.200% , 3/15/28 ........... 66,822
56,000
Comcast Corp. , 1.950% , 1/15/31 ....... 55,179
53,000
Discovery Communications, LLC , 3.950% ,
3/20/28 ....................... 58,993
5,000
Univision Communications, Inc. , 4.500% ,
5/1/29 (a) ...................... 5,038
70,000
ViacomCBS, Inc. , 3.875% , 4/1/24 ...... 75,302
261,334
Metals & Mining — 1 .7%
44,000
Freeport-McMoRan, Inc. , 4.125% , 3/1/28 45,925
27,000
Kaiser Aluminum Corp. , 4.500% , 6/1/31 (a) 27,690
50,000
Nucor Corp. , 3.950% , 5/1/28 .......... 56,974
130,589
Multi-Utilities — 2 .5%
53,000
Entergy Louisiana, LLC , 4.440% , 1/15/26 59,530
66,000
Progress Energy, Inc. , 3.150% , 4/1/22 ... 66,948
56,000
Sempra Energy , 3.550% , 6/15/24 ....... 60,206
186,684
Oil, Gas & Consumable Fuels — 3 .9%
33,000
Antero Resources Corp. , 8.375% ,
7/15/26 (a) ..................... 37,538
42,000
Devon Energy Corp. , 5.875% , 6/15/28 (a) . 46,765
63,000
Diamondback Energy, Inc. , 3.500% ,
12/1/29 ....................... 67,509
34,000
EQT Corp. , 3.125% , 5/15/26 (a) ........ 34,755
60,000
HollyFrontier Corp. , 5.875% , 4/1/26 .... 69,434
39,000
Schlumberger Investment SA , 2.650% ,
6/26/30 ....................... 41,006
297,007
Pharmaceuticals — 0 .9%
60,000
AbbVie, Inc. , 3.600% , 5/14/25 ........ 65,488

Sterling Capital Corporate Fund

Schedule of Portfolio Investments — (continued)
June 30, 2021 (Unaudited)
Continued
Principal
Amount Fair Value
CORPORATE BONDS — (continued)
Semiconductors & Semiconductor Equipment
— 1 .8%
$ 60,000
Broadcom, Inc. , 4.150% , 11/15/30 ...... $ 67,355
65,000
ON Semiconductor Corp. , 3.875% ,
9/1/28 (a) ...................... 66,959
134,314
Software — 0 .1%
5,000
Twilio, Inc. , 3.625% , 3/15/29 ......... 5,100
Specialty Retail — 2 .2%
51,000
ERAC USA Finance, LLC , 3.800% ,
11/1/25 (a) ..................... 56,311
106,000
Match Group Holdings II, LLC , 4.125% ,
8/1/30 (a) ...................... 107,855
164,166
Tobacco — 0 .6%
40,000
BAT Capital Corp. , 3.557% , 8/15/27 .... 42,856
Trading Companies & Distributors — 0 .1%
11,000
H&E Equipment Services, Inc. , 3.875% ,
12/15/28 (a) ..................... 10,824
Total Corporate Bonds
(Cost $ 6,830,404 ) ................ 7,150,477
Shares
PREFERRED STOCKS — 2 .2%
Equity Real Estate Investment Trusts (REITS)
— 0 .7%
2,189
Public Storage , 4.900% (c) ............ 55,841
Trading Companies & Distributors — 1 .5%
3,631
WESCO International, Inc. , 10.625% (c) .. 112,162
Total Preferred Stocks
(Cost $ 151,346 ) ................. 168,003
MONEY MARKET FUND — 2 .6%
192,662
Federated Treasury Obligations Fund ,
Institutional Shares , 0.01% (e) .......
192,662
Total Money Market Fund
(Cost $ 192,662 ) ................. 192,662
Total Investments — 99 .6%
(Cost $ 7,174,412 ) ............................. 7,511,142
Net Other Assets (Liabilities) — 0 .4% ............... 27,288
NET ASSETS — 100.0% .......................
$ 7,538,430
(a) Rule 144A, Section 4(2) or other security that is restricted as to resale to qualified institutional investors. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(c) Security is perpetual in nature and has no stated maturity date.
(d) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2021. The maturity date reflected is the final maturity date.
(e) Represents the current yield as of report date.
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Corporate Fund
June 30, 2021 (Unaudited)
1. Organization:
Sterling Capital Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment
Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.
The Trust offers shares of Sterling Capital Corporate Fund (referred to as a “Fund”).
The Fund is a “diversified” fund as defined in the 1940 Act.
2. Significant Accounting Policies:
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-
Investment Companies. The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of this schedule requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedule and the reported amount of income and expense for the reporting period. Actual result could differ from those estimates.
Securities Valuation —
Investments of the Fund in securities traded on a national securities exchange or in the over-the-
counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued in accordance with procedures established in good faith under the general supervision of the Board.
Fair Value Measurements —
The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:
Level 1 – quoted prices in active markets for identical securities
Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the period ended June 30, 2021 , there were no significant changes to the valuation policies and procedures.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Corporate Fund — (continued)
June 30, 2021 (Unaudited)
The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2021 is as follows:
Cash and Cash Equivalents —
The Fund considers liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Fund may invest its excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.
Credit Enhancements —
Certain obligations held in the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements;
tender option purchase agreements; and third party insurance (i.e., AMBAC).
Foreign Currency Translation —
The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.
Forward Foreign Currency Exchange Contracts —
The Fund may enter into forward foreign currency exchange contracts
(foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for purposes of this schedule as unrealized gains or losses until the contract settlement date. When the contract is closed, the
Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.
Mortgage Dollar Rolls —
The Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Fund accounts for mortgage dollar roll transactions as purchases and sales. The Fund did not hold any mortgage dollar rolls during the period.
Risks Associated with Foreign Securities and Currencies —
Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In
Level 1-
Quoted Prices
Level 2-
Other Significant
Observable Inputs
Level 3-
Significant
Unobservable
Inputs Total
Assets:
Investments in Securities
Sterling Capital Corporate Fund ..................... $ 360,665(a) $ 7,150,477(b) $ — $ 7,511,142
(a) Represents money market funds and/or certain preferred stocks.
(b) Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.

Sterling Capital Funds
Notes to Schedule of Portfolio Investments - Sterling Capital Corporate Fund — (continued)
June 30, 2021 (Unaudited)
addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.
When-Issued —
The Fund may purchase securities on a “when-issued” basis. The Fund records when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased.
The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Fund commencing with the date the Fund agrees to purchase the securities. The Fund does not accrue interest or dividends on “when-issued” securities until the underlying securities are received.